Entity Level Disclosures (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 273	$ 436	$ 467
USA [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	138	315	115
United Kingdom [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	36	24	14
Germany [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	28	44	12
Switzerland [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area		3	74
South Korea [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area		7	52
Italy [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area		9	49
Israel [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	31	12	22
Other [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 40	$ 22	$ 129